Other Current Assets - Schedule of Other Current Assets (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense And Other Assets Current [Line Items]
Prepaid software and equipment maintenance	$ 5,824	$ 7,499	$ 7,491
Prepaid SaaS costs	4,740	4,290	3,913
Prepaid service fees	3,105	3,969	4,256
Non-trade receivables	8,137	9,095	1,144
Deferred business combination costs	2,950	0
Other	8,768	6,733	4,511
Total	$ 33,524	$ 31,586	$ 21,315